Federated Hermes Municipal Obligations Fund Average Annual Total Returns - Investment Shares [Member] - IV	12 Months Ended	60 Months Ended	115 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	3.00%	1.38%	0.93%
Performance Inception Date			Jun. 02, 2015